UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Karamaan Group, LLC

Address:  1212 Sixth Ave, 11th Floor
          New York, NY 10036


13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kim
Title:  Managing Member
Phone:  212-542-3300


Signature, Place and Date of Signing:


 /s/ John Kim                New York, New York               August 14, 2012
-------------------      ---------------------------        --------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $62,042
                                         (thousands)



List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7           COLUMN 8
--------------               --------------  ---------  -------- --------------------  ---------- --------  ------------------------
                                                         VALUE    SHS OR    SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS     SOLE     SHARED   NONE
--------------               --------------  ---------  -------- --------   ---  ----  ---------- --------  --------  ------   -----
AMAZON COM INC               COM             023135106    2,055      9,000       PUT      SOLE                 5,800    0      3,200
CABOT OIL & GAS CORP         COM             127097103    1,552     39,400  SH            SOLE                25,700    0     13,700
CHESAPEAKE ENERGY CORP       COM             165167107    5,658    304,200  SH            SOLE               197,400    0    106,800
DIRECTV                      COM CL A        25490A101    3,005     61,562  SH            SOLE                40,300    0     21,262
DIRECTV                      COM CL A        25490A101    1,953     40,000       CALL     SOLE                25,900    0     14,100
ENSCO PLC                    SHS CLASS A     G3157S106      211      4,500  SH            SOLE                 2,900    0      1,600
LULULEMON ATHLETICA INC      COM             550021109      936     15,700       PUT      SOLE                10,100    0      5,600
METROPCS COMMUNICATIONS INC  COM             591708102    6,350  1,049,623  SH            SOLE               677,300    0    372,323
NEUTRAL TANDEM INC           COM             64128B108    2,732    207,317  SH            SOLE               135,900    0     71,417
NXP SEMICONDUCTORS N V       COM             N6596X109    4,703    202,461  SH            SOLE               131,900    0     70,561
PLAINS EXPL& PRODTN CO       COM             726505100    2,463     70,000  SH            SOLE                45,400    0     24,600
SALESFORCE COM INC           COM             79466L302      442      3,200       PUT      SOLE                 2,000    0      1,200
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   12,182    492,607  SH            SOLE               318,000    0    174,607
SEAGATE TECHNOLOGY PLC       SHS             G7945M107    1,394     56,400       CALL     SOLE                36,400    0     20,000
TELENAV INC                  COM             879455103    5,725    933,909  SH            SOLE               470,791    0    463,118
WESTERN DIGITAL CORP         COM             958102105    8,477    278,125  SH            SOLE               181,100    0     97,025
WESTERN DIGITAL CORP         COM             958102105    2,204     72,300       CALL     SOLE                46,600    0     25,700








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